PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 96.1%
Affiliated Mutual Funds 91.6%
Domestic Equity — 36.5%
PGIM Jennison Energy Infrastructure Fund (Class R6)	1,302,919	$8,599,268
PGIM Jennison Natural Resources Fund (Class R6)	70,171	3,870,639
PGIM Select Real Estate Fund (Class R6)	1,366,902	17,674,044
		30,143,951
Fixed Income — 37.9%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	2,083,566	14,272,427
PGIM TIPS Fund (Class R6)	2,036,031	16,980,501
		31,252,928
International Equity — 17.2%
PGIM Global Real Estate Fund (Class R6)	292,900	5,761,348
PGIM Jennison Global Infrastructure Fund (Class R6)	517,333	8,473,908
		14,235,256

Total Affiliated Mutual Funds (cost $68,075,106)(wa)		75,632,135
Unaffiliated Exchange-Traded Fund 4.5%
iShares Gold Trust* (cost $2,692,139)(bb)	70,595	3,732,357

Total Long-Term Investments (cost $70,767,245)		79,364,492

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,257,457)(bb)(wa)	1,257,457	1,257,457

TOTAL INVESTMENTS 97.6% (cost $72,024,702)		80,621,949
Other assets in excess of liabilities 2.4%		1,965,212

Net Assets 100.0%		$82,587,161

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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